Schedule of disaggregation of revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Quality Assurance Program [Member]
Product Information [Line Items]
Change in expected discretionary payment to investor reserve fund investors	¥ 4,858,627	¥ 5,677,518	¥ 6,158,483
Without Quality Assurance Program [Member]
Product Information [Line Items]
Change in expected discretionary payment to investor reserve fund investors	3,249,463	1,449,231	860,588
Loan Facilitation Service Fees [Member] | Quality Assurance Program [Member]
Product Information [Line Items]
Change in expected discretionary payment to investor reserve fund investors	3,601,135	3,951,236	4,187,976
Loan Facilitation Service Fees [Member] | Without Quality Assurance Program [Member]
Product Information [Line Items]
Change in expected discretionary payment to investor reserve fund investors	1,575,322	743,144	332,528
Postfacilitation Service Fees [Member | Quality Assurance Program [Member]
Product Information [Line Items]
Change in expected discretionary payment to investor reserve fund investors	1,155,562	1,610,744	1,869,214
Postfacilitation Service Fees [Member | Without Quality Assurance Program [Member]
Product Information [Line Items]
Change in expected discretionary payment to investor reserve fund investors	474,215	129,497	100,491
Financial Service, Other [Member] | Quality Assurance Program [Member] | Borrowers Referral Fee [Member]
Product Information [Line Items]
Change in expected discretionary payment to investor reserve fund investors
Financial Service, Other [Member] | Quality Assurance Program [Member] | Other Revenues [Member]
Product Information [Line Items]
Change in expected discretionary payment to investor reserve fund investors	101,930	115,538	101,293
Financial Service, Other [Member] | Without Quality Assurance Program [Member] | Borrowers Referral Fee [Member]
Product Information [Line Items]
Change in expected discretionary payment to investor reserve fund investors	226,471	269,536	220,480
Financial Service, Other [Member] | Without Quality Assurance Program [Member] | Other Revenues [Member]
Product Information [Line Items]
Change in expected discretionary payment to investor reserve fund investors	¥ 973,455	¥ 307,054	¥ 207,089